Employee Benefits and Other Expenses Textual (Details) (USD $) In Millions, unless otherwise specified	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2009	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Benefits and Other Expenses (Textual) [Abstract]
Defined benefit plan, decrease in pension expense, due to reducing amortization life of actuarial gains and losses, due to freezing and remeasurement of noncontributory defined benefit retirement plans					$ 500
Defined benefits plan, one-time curtailment gains included in pension expense decrease, due to reducing amortization life of actuarial gains and losses, from freezing and remeasurement of noncontributory defined benefit retirement plans					67
Defined benefit plan, amortization life for actuarial gains and losses, number of years	5	13
Defined benefit plan, alternative method used to amortize net gains and losses			We generally amortize net actuarial gain or loss in excess of a 5% corridor from accumulated OCI into net periodic pension cost over the estimated average remaining participation period.
Net actuarial gain (loss) to be amortized from accumulated other comprehensive income into net periodic benefit cost in the next twelve months			141
Methodology and source data used to determine benefit obligation discount rate			We use a consistent methodology to determine the discount rate that is based on an established yield curve methodology. This methodology incorporates a broad group of top quartile Aa bonds consisting of approximately 250-275 bonds. The discount rate is determined by matching this yield curve with the timing and amounts of the expected benefit payments for our plans.
Defined Contribution Plan, terms			Under the 401(k) Plan, after one month of service, eligible employees may contribute up to 50% of their certified compensation, although there may be a lower limit for certain highly compensated employees in order to maintain the qualified status of the 401(k) Plan. Eligible employees who complete one year of service are eligible for company matching contributions, which are generally dollar for dollar up to 6% of an employee's certified compensation. Effective January 1, 2010, previous and future matching contributions are 100% vested for active participants.
Employer contribution in shares of common stock to plan accounts of employees, percentage of certified compensation			2.00%	2.00%	1.00%
Employer contribution in shares of common stock to plan accounts of employees, dollar amount			311	316	150
Defined contribution retirement plan expense			1,104	1,092	862
Assumed Health Care Cost Trend Rates Textuals [Abstract]
Increase in benefit obligation due to increasing assumed health care trend by one percentage point			63
Increase in total interest cost and service cost components of the net periodic benefit cost due to increasing assumed health care trend by one percentage point			3
Decrease in benefit obligation due to decreasing assumed health care trend by one percentage point			56
Decrease in total interest cost and service cost components of the net periodic benefit cost due to decreasing assumed health care trend by one percentage point			3
Long duration fixed income [Member]
Investment Strategy And Asset Allocation Textuals [Abstract]
Benefit Plan Investment Diversification			This category includes a diversified mix of assets which are being managed in accordance with a duration target of approximately 10 years and an emphasis on corporate credit bonds combined with investments in U.S. Treasury securities and other U.S. agency and non-agency bonds. Investments in this category were made beginning in 2011.
Intermediate (core) fixed income [Member]
Investment Strategy And Asset Allocation Textuals [Abstract]
Benefit Plan Investment Diversification			This category includes assets that are primarily intermediate duration, investment grade bonds held in investment strategies benchmarked to the Barclays Capital U.S. Aggregate Bond Index. Includes U.S. Treasury securities, agency and non-agency asset-backed bonds and corporate bonds.
Domestic large-cap stocks [Member]
Investment Strategy And Asset Allocation Textuals [Abstract]
Benefit Plan Investment Diversification			This category covers a broad range of investment styles, both active and passive approaches, as well as style characteristics of value, core and growth emphasized strategies. Assets in this category are currently diversified across nine unique investment strategies. For December 31, 2011 and 2010, respectively, approximately 34% and 33% of the assets within this category are passively managed to popular mainstream market indexes including the Standard & Poor's 500 Index; excluding the allocation to the S&P 500 Index strategy, no single investment manager represents more than 2.5% of total plan assets.
Domestic small-cap stocks [Member]
Investment Strategy And Asset Allocation Textuals [Abstract]
Benefit Plan Investment Diversification			This category consists of a highly diversified combination of four distinct investment management strategies with no single strategy representing more than 2% of total plan assets. Allocations in this category are primarily spread across actively managed approaches with distinct value and growth emphasized approaches in fairly equal proportions.
International stocks [Member]
Investment Strategy And Asset Allocation Textuals [Abstract]
Benefit Plan Investment Diversification			This category includes assets diversified across eight unique investment strategies providing exposure to companies based primarily in developed market, non-U.S. countries with no single strategy representing more than 2.5% of total plan assets.
Real estate/timber[Member]
Investment Strategy And Asset Allocation Textuals [Abstract]
Benefit Plan Investment Diversification			This category primarily includes investments in private and public real estate, as well as timber specific limited partnerships; real estate holdings are diversified by geographic location and sector (e.g., retail, office, apartments).
Multi-strategy hedge funds [Member]
Investment Strategy And Asset Allocation Textuals [Abstract]
Benefit Plan Investment Diversification			This category consists of several investment strategies diversified over 30 hedge fund managers. Single manager allocation exposure is limited to 0.15% (15 basis points) of total plan assets.
Postretirement Projected Benefit Obligation [Member]
Assumed Health Care Cost Trend Rates Textuals [Abstract]
Health care cost trend rate assumed for next fiscal year			7.75%
Defined Benefit Plan, Description of Direction and Pattern of Change for Assumed Health Care Cost Trend Rate			This rate is assumed to trend down 0.25% per year
Ultimate health care cost trend rate			5.00%
Year that rate reaches ultimate health care cost trend rate			2023
Postretirement Benefit Costs [Member]
Assumed Health Care Cost Trend Rates Textuals [Abstract]
Health care cost trend rate, current year			8.00%
Defined Benefit Plan, Description of Direction and Pattern of Change for Assumed Health Care Cost Trend Rate			These rates were assumed to decrease 0.25% per year
Ultimate health care cost trend rate			5.00%
Year that rate reaches ultimate health care cost trend rate			2023
Cash Balance Plan [Member]
Employee Benefits and Other Expenses (Textual) [Abstract]
Employer contribution			0
Investment Strategy And Asset Allocation Textuals [Abstract]
Asset allocation in equities, Minimum of target mix range			35.00%
Asset allocation in equities, maximum of target mix range			55.00%
Asset allocation Plan in fixed income, minimum of target mix range			35.00%
Asset allocation in fixed income, maximum of target mix range			55.00%
Asset allocation in real estate, venture capital, private equity and other investments, maximum of target mix range			10.00%
VEBA [Member]
Investment Strategy And Asset Allocation Textuals [Abstract]
Asset allocation in equities, Minimum of target mix range			20.00%
Asset allocation in equities, maximum of target mix range			40.00%
Asset allocation Plan in fixed income, minimum of target mix range			60.00%
Asset allocation in fixed income, maximum of target mix range			80.00%
Other benefits [Member]
Employee Benefits and Other Expenses (Textual) [Abstract]
Net prior service cost (credit) to be amortized from accumulated other comprehensive income into net periodic benefit cost in the next twelve months			$ 2
Discount rate, benefit obligation			4.75%	5.25%
Discount rate, periodic benefit cost			5.25%	5.75%	6.75%
Pension benefits [Member]
Employee Benefits and Other Expenses (Textual) [Abstract]
Discount rate, benefit obligation			5.00%	5.25%
Discount rate, periodic benefit cost	6.75%	7.75%	5.25%	5.75%	7.42%